REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue by type
Revenue	$ 11,985	$ 12,595
Gold [Member]
Revenue by type
Revenue	10,738	11,670
Spot market sales
Revenue by type
Revenue	10,491	11,129
Concentrate sales
Revenue by type
Revenue	246	520
Gold provisional pricing adjustments [Member]
Revenue by type
Revenue	1	21
Copper [Member]
Revenue by type
Revenue	962	697
Copper concentrate sales
Revenue by type
Revenue	915	644
Copper provisional pricing adjustments [Member]
Revenue by type
Revenue	47	53
Other
Revenue by type
Revenue	$ 285	$ 228